UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 100 West Monroe Street, Suite 2010

         Chicago, IL  60603

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Partner
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     July 19, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     48

Form13F Information Table Value Total:     $159,143 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     4243   351260          SOLE                   172010        0   179250
ANNALY CAP MGMT INC            COM              035710409     5274   365760          SOLE                   179200        0   186560
ANWORTH MORTGAGE ASSET CP      COM              037347101     4780   528130          SOLE                   258000        0   270130
APRIA HEALTHCARE GROUP INC     COM              037933108     2113    73460          SOLE                    35830        0    37630
ARES CAP CORP                  COM              04010L103     2669   158410          SOLE                    92400        0    66010
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     4010   160740          SOLE                    78840        0    81900
AVISTA CORP                    COM              05379B107     2760   128070          SOLE                    74700        0    53370
AVNET INC                      COM              053807103     2719    68580          SOLE                    33450        0    35130
BAYTEX ENERGY TR               TRUST UNIT       073176109      274    15500 SH       SOLE                    15500        0        0
BIO RAD LABS INC               CL A             090572207     1851    24490          SOLE                    11940        0    12550
BJS WHOLESALE CLUB INC         COM              05548J106     3336    92600          SOLE                    45390        0    47210
BROOKS AUTOMATION INC          COM              114340102     2134   117560          SOLE                    57340        0    60220
CANETIC RES TR                 COM              137513107      162    12499 SH       SOLE                    12499        0        0
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2460   171440          SOLE                    83620        0    87820
CMS ENERGY CORP                COM              125896100     2907   168990          SOLE                    82430        0    86560
COVENTRY HEALTH CARE INC       COM              222862104      259     4500          SOLE                        0        0     4500
CROWN HOLDINGS INC             COM              228368106     6087   243760          SOLE                   119460        0   124300
CSG SYS INTL INC               COM              126349109     4522   170590          SOLE                    83620        0    86970
DRS TECHNOLOGIES INC           COM              23330X100     4885    85300          SOLE                    41810        0    43490
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     5270   131610          SOLE                    64510        0    67100
EQUITY INNS INC                COM              294703103     4913   219340          SOLE                   107510        0   111830
FIRST PL FINL CORP             COM              33610T109     2586   122460          SOLE                    59730        0    62730
FLEXTRONICS INTL LTD           ORD              Y2573F102     2835   262510          SOLE                   128310        0   134200
FOREST OIL CORP                COM PAR $0.01    346091705     4014    94980          SOLE                    46520        0    48460
FURNITURE BRANDS INTL INC      COM              360921100     2718   191380          SOLE                    93750        0    97630
GENESIS HEALTHCARE CORP        COM              37184D101     6670    97490          SOLE                    47790        0    49700
GLOBAL INDS LTD                COM              379336100     6136   228780          SOLE                   111980        0   116800
HARVEST ENERGY TR              TRUST UNIT       41752X101      432    17582 SH       SOLE                    17582        0        0
HIGHLAND HOSPITALITY CORP      COM              430141101     4586   238830          SOLE                   117070        0   121760
HUDSON HIGHLAND GROUP INC      COM              443792106     8228   384680          SOLE                   188360        0   196320
KELLY SVCS INC                 CL A             488152208     2623    95520          SOLE                    46590        0    48930
KMG AMER CORP                  COM              482563103     2443   465320          SOLE                   226950        0   238370
KNBT BANCORP INC               COM              482921103     1692   115110          SOLE                    56140        0    58970
LIFEPOINT HOSPITALS INC        COM              53219L109     3867    99970          SOLE                    48980        0    50990
MAIDENFORM BRANDS INC          COM              560305104     3776   190120          SOLE                    93170        0    96950
MARINER ENERGY INC             COM              56845T305     1437    59272          SOLE                    28912        0    30360
MEADOWBROOK INS GROUP INC      COM              58319P108     5075   463080          SOLE                   226970        0   236110
ONEOK INC NEW                  COM              682680103     3595    71320          SOLE                    38230        0    33090
OWENS ILL INC                  COM NEW          690768403     5462   156050          SOLE                    76450        0    79600
PHOTRONICS INC                 COM              719405102     3002   201740          SOLE                    98620        0   103120
PROVIDENT ENERGY TR            TR UNIT          74386K104      215    19900 SH       SOLE                    19900        0        0
RADIAN GROUP INC               COM              750236101     2645    48980          SOLE                    23890        0    25090
SCHOLASTIC CORP                COM              807066105     1849    51440          SOLE                    25090        0    26350
SHAW GROUP INC                 COM              820280105     4732   102230          SOLE                    50060        0    52170
SMUCKER J M CO                 COM NEW          832696405     3196    50205          SOLE                    24485        0    25720
SPARTECH CORP                  COM NEW          847220209     1300    48980          SOLE                    23890        0    25090
TECH DATA CORP                 COM              878237106     3556    92460          SOLE                    45260        0    47200
U S CONCRETE INC               COM              90333L102     2845   327370          SOLE                   160960        0   166410